UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   February 12, 2022 to March 11, 2022

Commission File Number of issuing entity:  333-171508-03

Central Index Key Number of issuing entity:  0001548266

GS Mortgage Securities Trust 2012-GCJ7
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-171508

Central Index Key Number of depositor:  0001004158

GS Mortgage Securities Corporation II
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541001

Citigroup Global Markets Realty Corp.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541502

Goldman Sachs Mortgage Company
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001555524

LoanCore Capital Markets LLC (formerly known as Jefferies LoanCore LLC)
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001682511

Starwood Mortgage Funding I LLC
(Exact name of sponsor as specified in its charter)

Leah Nivison (212) 902-1000
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3880056
38-3880057
38-3880058
38-3880059
38-3880060
38-3880061
38-7047664
(I.R.S. Employer Identification No.)

c/o Computershare Trust Company, N.A., as agent for
Wells Fargo Bank, National Association
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884-2000
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-3			X
A-4			X
A-AB			X
A-S			X
B			X
C			X
X-A			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On March 11, 2022 a distribution was made to holders of the certificates issued by GS Mortgage Securities Trust 2012-GCJ7.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the GS Mortgage Securities Trust 2012-GCJ7 in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on March 11, 2022

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
4	39.55%	4	$16,519,153.64

No assets securitized by GS Mortgage Securities Corporation II (the "Depositor") and held by GS Mortgage Securities Trust 2012-GCJ7 were the subject of a demand to repurchase for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from February 12, 2022 to March 11, 2022.

The Depositor has filed a Form ABS-15G on February 14, 2022. The CIK number of the Depositor is 0001004158. There is no new activity to report at this time.

Citigroup Global Markets Realty Corp. ("CGMRC"), one of the sponsors, has filed a Form ABS-15G on February 11, 2022. The CIK number of CGMRC is 0001541001. There is no new activity to report at this time.

Goldman Sachs Mortgage Company ("GSMC"), one of the sponsors, has filed a Form ABS-15G on February 14, 2022. The CIK number of GSMC is 0001541502. There is no new activity to report at this time.

LoanCore Capital Markets LLC (formerly known as Jefferies LoanCore LLC) ("LCM"), one of the sponsors, has filed a Form ABS-15G on February 8, 2022. The CIK number of LCM is 0001555524. There is no new activity to report at this time.

Starwood Mortgage Funding I LLC (f/k/a Archetype Mortgage Funding I LLC), one of the sponsors, has filed a Form ABS-15G on January 19, 2022. The CIK number of Starwood Mortgage Funding I LLC is 0001682511. There is no new activity to report at this time.

Part II - OTHER INFORMATION

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by GS Mortgage Securities Trust 2012-GCJ7, relating to the March 11, 2022 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

GS Mortgage Securities Corporation II
(Depositor)

/s/ Leah Nivison
Leah Nivison, CEO

Date: March 25, 2022